UNITED STATES
                  SECURITIES & EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              Form 13F




                         FORM 13F COVER PAGE









Report for the Calendar Year or Quarter Ended:   December 31, 2010

 Check here if Amendment           [    ];Amendment Number:

 This amendment (Check only one) : [    ] is a restatement
                                   [    ] adds new holdings entries.





Institutional Investment Manager Filing this Report:


Name:       The Adams Express Company
Address:    7 St. Paul Street, Suite 1140
            Baltimore, MD  21202



Form 13F File Number:          28-597




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:          Christine M. Sloan
Title:         Assistant Treasurer
Phone:         (410) 752-5900


Signature, Place, and Date of Signing:

/s/ Christine M. Sloan          Baltimore, MD               February 11, 2011

[Signature]                     [City, State]                  [Date]



  Report Type (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                                       FORM 13F SUMMARY PAGE




 Report Summary:

 Number of Other Included Managers:                 0

 Form 13F Information Table Entry Total:            78

 Form 13F Information Table Value Total:            $1,080,018 (in thousands)




- List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE.



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         COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE         CUSIP        VALUE      SHRS OR   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)    PRN AMT   PRN  CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE

 ABBOTT LABORATORIES              COM        002824100    14,852      310,000   SH         SOLE             310,000
 ADTRAN, INC.                     COM        00738A106     3,197       88,300   SH         SOLE              88,300
 AMERICAN EXPRESS CO.             COM        025816109    15,022      350,000   SH         SOLE             350,000
 APPLE INC.                       COM        037833100    27,418       85,000   SH         SOLE              85,000
 AUTOMATIC DATA PROCESSING INC.   COM        053015103    13,884      300,000   SH         SOLE             300,000
 AVON PRODUCTS, INC.              COM        054303102     8,852      304,600   SH         SOLE             304,600
 BANK OF AMERICA CORP.            COM        060505104    18,476    1,385,000   SH         SOLE           1,385,000
 BANK OF NEW YORK MELLON CORP.    COM        064058100    12,194      403,775   SH         SOLE             403,775
 BRISTOL-MYERS SQUIBB CO.         COM        110122108     4,212      159,061   SH         SOLE             159,061
 BROADCOM CORP.                   COM        111320107     8,710      200,000   SH         SOLE             200,000
 BUNGE LTD.                       COM        G16962105    11,794      180,000   SH         SOLE             180,000
 CATERPILLAR INC DEL              COM        149123101    13,112      140,000   SH         SOLE             140,000
 CF INDUSTRIES HOLDINGS, INC.     COM        125269100       901        6,666   SH         SOLE               6,666
 CHEVRON CORP.                    COM        166764100    18,250      200,000   SH         SOLE             200,000
 CINTAS CORP.                     COM        172908105     8,388      300,000   SH         SOLE             300,000
 CISCO SYSTEMS, INC.              COM        17275R102    17,195      850,000   SH         SOLE             850,000
 CLIFFS NATURAL RESOURCES INC.    COM        18683K101     9,361      120,000   SH         SOLE             120,000
 COCA-COLA CO.                    COM        191216100    14,798      225,000   SH         SOLE             225,000
 COLUMBIA SPORTSWEAR CO.          COM        198516106    12,060      200,000   SH         SOLE             200,000
 CONSOL ENERGY INC.               COM        20854P109     3,592       73,700   SH         SOLE              73,700
 CURTISS-WRIGHT CORP.             COM        231561101    11,952      360,000   SH         SOLE             360,000
 CVS/CAREMARK CORP.               COM        126650100    10,257      295,000   SH         SOLE             295,000
 DEL MONTE FOODS CO.              COM        24522P103    13,348      710,000   SH         SOLE             710,000
 DOW CHEMICAL CO.                 COM        260543103    13,656      400,000   SH         SOLE             400,000
 EMERSON ELECTRIC CO.             COM        291011104    17,151      300,000   SH         SOLE             300,000
 EXXON MOBIL CORP.                COM        30231G102    15,721      215,000   SH         SOLE             215,000
 FEDEX CORP.                      COM        31304N107    10,696      115,000   SH         SOLE             115,000
 FREEPORT-MCMORAN COPPER & GOLD   COM        35671D857    14,591      121,500   SH         SOLE             121,500
 GENERAL ELECTRIC CO.             COM        369604103    19,351    1,058,000   SH         SOLE           1,058,000
 GILEAD SCIENCES INC.             COM        375558103     9,060      250,000   SH         SOLE             250,000
 GOOGLE INC.                      COM        38259P508    17,819       30,000   SH         SOLE              30,000
 HALLIBURTON CO.                  COM        406216101     6,124      150,000   SH         SOLE             150,000
 HEWLETT-PACKARD CO.              COM        428236103    12,630      300,000   SH         SOLE             300,000
 HOSPIRA INC.                     COM        441060100     9,746      175,000   SH         SOLE             175,000
 ILLINOIS TOOL WORKS INC.         COM        452308109     9,078      170,000   SH         SOLE             170,000
 INTEL CORP.                      COM        458140100    17,665      840,000   SH         SOLE             840,000
 JOHNSON & JOHNSON                COM        478160104    15,772      255,000   SH         SOLE             255,000
 JPMORGAN CHASE & CO.             COM        46625H100    23,755      560,000   SH         SOLE             560,000
 LIFE TECHNOLOGIES CORP.          COM        53217V109    11,100      200,000   SH         SOLE             200,000
 LOWE'S COMPANIES, INC.           COM        548661107    15,048      600,000   SH         SOLE             600,000
 MASCO CORP.                      COM        574599106     5,697      450,000   SH         SOLE             450,000
 MCDONALD'S CORP.                 COM        580135101    19,190      250,000   SH         SOLE             250,000
 MDU RESOURCES GROUP, INC.        COM        552690109    11,402      562,500   SH         SOLE             562,500
 MEAD JOHNSON NUTRITION CO.       COM        582839106     7,307      117,383   SH         SOLE             117,383
 MEDTRONIC, INC.                  COM        585055106    12,981      350,000   SH         SOLE             350,000
 MICROSOFT CORP.                  COM        594918104    32,946    1,180,000   SH         SOLE           1,180,000
 MORGAN STANLEY                   COM        617446448    10,884      400,000   SH         SOLE             400,000
 NETAPP, INC.                     COM        64110D104     1,924       35,000   SH         SOLE              35,000
 NEWELL RUBBERMAID INC.           COM        651229106     7,272      400,000   SH         SOLE             400,000
 NORFOLK SOUTHERN CORP.           COM        655844108    12,564      200,000   SH         SOLE             200,000
 NORTHEAST UTILITIES              COM        664397106    11,158      350,000   SH         SOLE             350,000
 ORACLE CORP.                     COM        68389X105    34,430    1,100,000   SH         SOLE           1,100,000
 OSHKOSH CORP.                    COM        688239201    13,391      380,000   SH         SOLE             380,000
 PEPSICO, INC.                    COM        713448108    23,519      360,000   SH         SOLE             360,000
 PETROLEUM & RESOURCES            COM        716549100    59,065    2,186,774   SH         SOLE           2,186,774
 PFIZER INC                       COM        717081103    17,775    1,015,125   SH         SOLE           1,015,125
 PNC FINANCIAL SERVICES GROUP,    COM        693475105    16,394      270,000   SH         SOLE             270,000
 POTASH CORP OF SASKATCHEWAN      COM        73755L107     8,756       56,550   SH         SOLE              56,550
 PRAXAIR, INC.                    COM        74005P104    10,434      109,292   SH         SOLE             109,292
 PROCTER & GAMBLE CO.             COM        742718109    20,264      315,000   SH         SOLE             315,000
 PRUDENTIAL FINANCIAL, INC.       COM        744320102    18,200      310,000   SH         SOLE             310,000
 QUALCOMM INC.                    COM        747525103    14,847      300,000   SH         SOLE             300,000
 RYLAND GROUP INC.                COM        783764103     5,850      343,500   SH         SOLE             343,500
 SAFEWAY INC.                     COM        786514208     8,771      390,000   SH         SOLE             390,000
 SENOMYX, INC.                    COM        81724Q107     9,158    1,284,400   SH         SOLE           1,284,400
 SPECTRA ENERGY CORP.             COM        847560109    10,140      405,780   SH         SOLE             405,780
 SPIRIT AEROSYSTEMS HOLDINGS,   COM CL A     848574109    10,405      500,000   SH         SOLE             500,000
 STATE STREET CORP.               COM        857477103     8,944      193,000   SH         SOLE             193,000
 T. ROWE PRICE GROUP INC.         COM        74144T108    12,908      200,000   SH         SOLE             200,000
 TARGET CORP.                     COM        87612E106    19,242      320,000   SH         SOLE             320,000
 TEVA PHARMACEUTICAL INDUSTRIES   COM        881624209    17,203      330,000   SH         SOLE             330,000
 TRANSOCEAN LTD.                REG SHS      H8817H100     9,384      135,000   SH         SOLE             135,000
 UNILEVER PLC ADR             SPON ADR NEW   904767704    18,015      583,400   SH         SOLE             583,400
 UNITED TECHNOLOGIES CORP.        COM        913017109    15,744      200,000   SH         SOLE             200,000
 UNITEDHEALTH GROUP INC.          COM        91324P102    10,739      297,400   SH         SOLE             297,400
 WALT DISNEY CO.                  COM        254687106    18,005      480,000   SH         SOLE             480,000
 WELLS FARGO & CO.                COM        949746101    16,270      525,000   SH         SOLE             525,000
 ZIMMER HOLDINGS, INC.            COM        98956P102     8,052      150,000   SH         SOLE             150,000
                                                       1,080,018
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